UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
6/30/12 (Unaudited)

COMMON STOCKS (95.8%)(a)
			Shares	Value

Aerospace and defense (2.1%)

Bombardier, Inc. Class B (Canada)			340,100	$1,342,896

Embraer SA ADR (Brazil)			66,600	1,766,898

European Aeronautic Defense and Space Co. NV (France)			73,403	2,603,061

MTU Aero Engines Holding AG (Germany)			9,804	719,853

				6,432,708
Auto components (0.7%)

Continental AG (Germany)			24,229	2,019,710

				2,019,710
Automobiles (3.0%)

Bayerische Motoren Werke (BMW) AG (Germany)			31,457	2,279,308

Brilliance China Automotive Holdings, Inc. (China)(NON)			838,000	737,770

Dongfeng Motor Group Co., Ltd. (China)			460,000	717,104

Fiat SpA (Italy)(NON)			120,401	609,239

Nissan Motor Co., Ltd. (Japan)			397,400	3,763,656

Porsche Automobil Holding SE (Preference) (Germany)			22,975	1,144,053

				9,251,130
Beverages (2.8%)

Anheuser-Busch InBev NV (Belgium)			113,152	8,796,747

				8,796,747
Biotechnology (2.2%)

Biotest AG-Vorzugsaktien (Preference) (Germany)			15,641	743,717

Grifols SA ADR (Spain)(NON)(S)			624,171	5,992,042

				6,735,759
Capital markets (0.8%)

Ashmore Group PLC (United Kingdom)			434,555	2,384,741

				2,384,741
Chemicals (3.7%)

BASF SE (Germany)			38,674	2,687,403

Lanxess AG (Germany)			34,601	2,182,590

Syngenta AG (Switzerland)			11,429	3,901,669

Tronox, Ltd. Class A(NON)			9,500	1,146,840

Uralkali (Russia)(NON)			211,830	1,622,883

				11,541,385
Commercial banks (6.0%)

Australia & New Zealand Banking Group, Ltd. (Australia)			67,442	1,531,007

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			103,592	746,624

Barclays PLC (United Kingdom)			617,882	1,581,650

China Construction Bank Corp. (China)			3,617,000	2,493,827

Kasikornbank PCL NVDR (Thailand)			206,100	1,056,789

Mitsubishi UFJ Financial Group, Inc. (Japan)			576,300	2,758,052

Sberbank of Russia ADR (Russia)(NON)			307,937	3,349,567

Standard Chartered PLC (United Kingdom)			204,170	4,451,078

UniCredit SpA (Italy)(NON)			139,400	528,223

				18,496,817
Communications equipment (1.4%)

Qualcomm, Inc.			28,900	1,609,152

Telefonaktiebolaget LM Ericsson Class B (Sweden)			295,699	2,698,230

				4,307,382
Computers and peripherals (0.6%)

Apple, Inc.(NON)			3,000	1,752,000

				1,752,000
Construction and engineering (1.1%)

Chiyoda Corp. (Japan)			199,000	2,437,930

Daelim Industrial Co., Ltd. (South Korea)			13,394	1,071,576

				3,509,506
Diversified financial services (3.0%)

BM&F Bovespa SA (Brazil)			249,300	1,272,255

Citigroup, Inc.			72,500	1,987,225

ING Groep NV GDR (Netherlands)(NON)			380,132	2,564,685

ORIX Corp. (Japan)			38,900	3,620,746

				9,444,911
Diversified telecommunication services (0.6%)

China Unicom Hong Kong, Ltd. (China)			600,000	753,801

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			17,400	808,442

Ziggo NV (Netherlands)(NON)			8,436	269,710

				1,831,953
Electrical equipment (1.7%)

Mitsubishi Electric Corp. (Japan)			325,000	2,708,727

Schneider Electric SA (France)			46,767	2,605,796

				5,314,523
Electronic equipment, instruments, and components (1.6%)

Hollysys Automation Technologies, Ltd. (China)(NON)			172,800	1,472,256

Hon Hai Precision Industry Co., Ltd. (Taiwan)			850,600	2,564,858

Yaskawa Electric Corp. (Japan)			142,000	1,077,635

				5,114,749
Energy equipment and services (0.9%)

Technip SA (France)			26,252	2,739,528

				2,739,528
Food and staples retail (2.8%)

Lawson, Inc. (Japan)			36,100	2,525,650

Lianhua Supermarket Holdings Co., Ltd. (China)			754,000	726,439

Olam International, Ltd. (Singapore)			434,318	632,023

Wal-Mart de Mexico SAB de CV ADR (Mexico)			72,900	1,942,056

WM Morrison Supermarkets PLC (United Kingdom)			664,955	2,775,195

				8,601,363
Food products (5.0%)

Associated British Foods PLC (United Kingdom)			121,778	2,450,249

Danone (France)			93,410	5,799,112

First Resources, Ltd. (Singapore)			1,494,000	2,283,629

Kerry Group PLC Class A (Ireland)			72,738	3,184,321

Nestle SA (Switzerland)			28,573	1,704,420

				15,421,731
Gas utilities (1.1%)

Tokyo Gas Co., Ltd. (Japan)			649,000	3,314,485

				3,314,485
Health-care equipment and supplies (0.9%)

Covidien PLC (Ireland)			31,225	1,670,538

Hartalega Holdings Bhd (Malaysia)			806,800	1,024,080

				2,694,618
Hotels, restaurants, and leisure (2.2%)

Compass Group PLC (United Kingdom)			441,369	4,629,622

Minor International PCL (Thailand)			2,252,300	1,014,102

TUI Travel PLC (United Kingdom)			414,302	1,105,566

				6,749,290
Household durables (0.6%)

Haier Electronics Group Co., Ltd. (Hong Kong)(NON)			808,000	976,138

Persimmon PLC (United Kingdom)			107,408	1,027,791

				2,003,929
Independent power producers and energy traders (0.3%)

Electric Power Development Co. (Japan)			30,300	794,643

				794,643
Industrial conglomerates (2.7%)

Siemens AG (Germany)			60,106	5,052,371

Tyco International, Ltd.			65,302	3,451,211

				8,503,582
Insurance (2.9%)

AIA Group, Ltd. (Hong Kong)			1,119,200	3,858,941

China Pacific Insurance (Group) Co., Ltd. (China)			240,800	785,020

Prudential PLC (United Kingdom)			367,002	4,252,226

				8,896,187
Internet and catalog retail (1.0%)

Rakuten, Inc. (Japan)			291,900	3,022,862

				3,022,862
Internet software and services (2.9%)

Baidu, Inc. ADR (China)(NON)			35,000	4,024,300

Telecity Group PLC (United Kingdom)(NON)			206,422	2,598,892

Tencent Holdings, Ltd. (China)			82,500	2,436,267

				9,059,459
IT Services (0.6%)

Amadeus IT Holding SA Class A (Spain)			80,738	1,709,796

				1,709,796
Machinery (1.7%)

Fiat Industrial SpA (Italy)			333,419	3,285,647

Haitian International Holdings, Ltd. (China)			585,000	581,068

Volvo AB Class B (Sweden)			109,015	1,248,839

				5,115,554
Media (4.3%)

Global Mediacom Tbk PT (Indonesia)			5,457,000	888,781

Jupiter Telecommunications Co., Ltd. (Japan)			1,338	1,365,847

Kabel Deutschland Holding AG (Germany)(NON)			36,619	2,278,901

Major Cineplex Group PCL (Thailand)			1,311,000	718,243

News Corp. Class A			105,300	2,347,137

Pearson PLC (United Kingdom)			119,530	2,374,000

WPP PLC (Ireland)			275,782	3,351,941

				13,324,850
Metals and mining (3.3%)

Goldcorp, Inc. (Canada)			47,963	1,805,738

Rio Tinto, Ltd. (Australia)			122,921	7,225,158

Teck Resources, Ltd. Class B (Canada)			36,300	1,124,191

				10,155,087
Multi-utilities (0.8%)

Centrica PLC (United Kingdom)			478,796	2,386,885

				2,386,885
Oil, gas, and consumable fuels (7.2%)

BG Group PLC (United Kingdom)			350,836	7,180,852

Canadian Natural Resources, Ltd. (Canada)			108,900	2,921,186

Inpex Corp. (Japan)			637	3,571,227

Origin Energy, Ltd. (Australia)			120,832	1,519,879

Royal Dutch Shell PLC Class A (United Kingdom)			84,824	2,857,404

Tullow Oil PLC (United Kingdom)			184,094	4,249,674

				22,300,222
Pharmaceuticals (6.9%)

Astellas Pharma, Inc. (Japan)			125,100	5,464,360

Bayer AG (Germany)			49,324	3,556,686

GlaxoSmithKline PLC (United Kingdom)			127,937	2,901,080

Jazz Pharmaceuticals PLC (Ireland)(NON)			33,700	1,516,837

Mitsubishi Tanabe Pharma (Japan)			176,200	2,531,798

Sanofi (France)			57,681	4,374,011

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			24,900	982,056

				21,326,828
Real estate management and development (1.1%)

Mitsui Fudosan Co., Ltd. (Japan)			129,000	2,502,442

Sun Hung Kai Properties, Ltd. (Hong Kong)			68,000	806,909

				3,309,351
Road and rail (0.6%)

Localiza Rent a Car SA (Brazil)			122,100	1,845,026

				1,845,026
Semiconductors and semiconductor equipment (2.7%)

Advanced Micro Devices, Inc.(NON)			80,700	462,411

Samsung Electronics Co., Ltd. (South Korea)			2,412	2,557,258

SK Hynix, Inc. (South Korea)(NON)			93,620	1,978,894

Spreadtrum Communications, Inc. ADR (China)			121,400	2,142,710

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			280,000	766,398

Texas Instruments, Inc.			15,300	438,957

				8,346,628
Software (1.3%)

Konami Corp. (Japan)			111,400	2,530,160

SAP AG (Germany)			28,014	1,654,325

				4,184,485
Specialty retail (1.6%)

Cia Hering (Brazil)			107,700	2,043,002

Kingfisher PLC (United Kingdom)			634,919	2,870,796

				4,913,798
Textiles, apparel, and luxury goods (2.6%)

Cie Financiere Richemont SA (Switzerland)			30,155	1,654,922

LVMH Moet Hennessy Louis Vuitton SA (France)			30,514	4,650,891

Stella International Holdings, Ltd. (Hong Kong)			731,000	1,813,920

				8,119,733
Thrifts and mortgage finance (0.4%)

Housing Development Finance Corp., Ltd. (HDFC) (India)			116,727	1,373,609

				1,373,609
Tobacco (3.8%)

British American Tobacco (BAT) PLC (United Kingdom)			134,650	6,853,459

Japan Tobacco, Inc. (Japan)			171,000	5,067,338

				11,920,797
Trading companies and distributors (1.0%)

Finning International, Inc. (Canada)			76,000	1,767,685

Mitsui & Co., Ltd. (Japan)			98,500	1,461,419

				3,229,104
Water utilities (0.3%)

Hyflux, Ltd. (Singapore)			880,000	942,540

				942,540
Wireless telecommunication services (1.2%)

Vodafone Group PLC (United Kingdom)			1,358,567	3,817,076

				3,817,076

Total common stocks (cost $303,252,871)				$297,057,067

INVESTMENT COMPANIES (1.2%)(a)
			Shares	Value

Market Vectors Gold Miners ETF			84,020	$3,761,575

Total investment Companies (cost $4,501,712)				$3,761,575

PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			1,687	$1,116,413

Total preferred stocks (cost $1,149,787)				$1,116,413

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Hartalega Holdings Bhd (Malaysia)	5/29/15	MYR 4.14	51,600	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (2.5%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)			975,000	$975,000

Putnam Money Market Liquidity Fund 0.12%(e)			3,030,970	3,030,970

SSgA Prime Money Market Fund 0.09%(P)			786,260	786,260

U.S. Treasury Bills with an effective yield of 0.092%, August 23, 2012			$176,000	175,976

U.S. Treasury Bills with an effective yield of 0.090%, November 15, 2012			221,000	220,906

U.S. Treasury Bills with effective yields ranging from 0.177% to 0.192%, March 7, 2013(SEGSF)			1,069,000	1,067,805

U.S. Treasury Bills with effective yields ranging from 0.141% to 0.159%, February 7, 2013(SEGSF)			1,536,000	1,534,501

Total short-term investments (cost $7,791,308)				$7,791,418

TOTAL INVESTMENTS

Total investments (cost $316,695,678)(b)				$309,726,473

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $730,325,609) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	7/18/12	$4,522,859	$4,299,621	$(223,238)
	British Pound	Buy	7/18/12	1,303,459	1,272,858	30,601
	Canadian Dollar	Sell	7/18/12	5,318,755	5,208,211	(110,544)
	Euro	Buy	7/18/12	2,645,080	2,609,972	35,108
	Swiss Franc	Buy	7/18/12	1,083,339	1,068,370	14,969
Barclays Bank PLC
	British Pound	Buy	7/18/12	9,228,986	9,144,581	84,405
	British Pound	Sell	7/18/12	9,228,986	9,057,070	(171,916)
	British Pound	Sell	8/16/12	9,228,286	9,143,991	(84,295)
	Canadian Dollar	Buy	7/18/12	2,526,232	2,475,179	51,053
	Canadian Dollar	Sell	7/18/12	2,526,232	2,513,794	(12,438)
	Canadian Dollar	Buy	8/16/12	1,016,400	1,004,032	12,368
	Euro	Buy	7/18/12	2,113,761	2,076,986	36,775
	Euro	Sell	7/18/12	2,113,761	2,085,036	(28,725)
	Euro	Sell	8/16/12	2,114,320	2,077,504	(36,816)
	Hong Kong Dollar	Sell	7/18/12	2,702,014	2,701,917	(97)
	Japanese Yen	Buy	7/18/12	6,041,666	6,159,903	(118,237)
	Japanese Yen	Sell	7/18/12	6,041,666	6,083,525	41,859
	Japanese Yen	Buy	8/16/12	6,044,073	6,086,285	(42,212)
	Swedish Krona	Buy	7/18/12	1,596,408	1,533,057	63,351
	Swedish Krona	Sell	7/18/12	1,596,408	1,564,418	(31,990)
	Swedish Krona	Buy	8/16/12	1,594,710	1,563,001	31,709
	Swiss Franc	Buy	7/18/12	3,062,522	3,005,959	56,563
	Swiss Franc	Sell	7/18/12	3,062,522	3,022,593	(39,929)
	Swiss Franc	Sell	8/16/12	3,064,702	3,008,760	(55,942)
Citibank, N.A.
	Australian Dollar	Buy	7/18/12	717,374	681,110	36,264
	Australian Dollar	Sell	7/18/12	717,374	704,286	(13,088)
	Australian Dollar	Buy	8/16/12	715,432	702,455	12,977
	British Pound	Buy	7/18/12	3,714,773	3,644,376	70,397
	British Pound	Sell	7/18/12	3,714,773	3,679,921	(34,852)
	British Pound	Buy	8/16/12	3,714,491	3,679,707	34,784
	Canadian Dollar	Buy	7/18/12	1,599,711	1,579,601	20,110
	Canadian Dollar	Sell	7/18/12	1,599,711	1,567,036	(32,675)
	Canadian Dollar	Sell	8/16/12	1,598,687	1,578,545	(20,142)
	Danish Krone	Buy	7/18/12	6,226,227	6,159,704	66,523
	Euro	Buy	7/18/12	6,629,850	6,511,731	118,119
	Euro	Sell	7/18/12	6,629,850	6,538,237	(91,613)
	Euro	Sell	8/16/12	6,631,603	6,513,407	(118,196)
	Norwegian Krone	Buy	7/18/12	251,099	244,864	6,235
	Norwegian Krone	Sell	7/18/12	251,099	246,316	(4,783)
	Norwegian Krone	Buy	8/16/12	250,837	246,073	4,764
	Singapore Dollar	Buy	7/18/12	1,611,914	1,596,731	15,183
	Swedish Krona	Buy	7/18/12	662,333	636,261	26,072
	Swedish Krona	Sell	7/18/12	662,333	649,127	(13,206)
	Swedish Krona	Buy	8/16/12	661,629	648,438	13,191
	Swiss Franc	Buy	7/18/12	2,114,719	2,087,929	26,790
	Swiss Franc	Sell	7/18/12	2,114,719	2,076,048	(38,671)
	Swiss Franc	Buy	8/16/12	2,116,224	2,077,853	38,371
Credit Suisse AG
	Australian Dollar	Buy	7/18/12	843,494	827,941	15,553
	Australian Dollar	Sell	7/18/12	843,494	801,329	(42,165)
	Australian Dollar	Sell	8/16/12	841,211	825,803	(15,408)
	British Pound	Buy	7/18/12	6,352,387	6,231,297	121,090
	British Pound	Sell	7/18/12	6,352,387	6,292,383	(60,004)
	British Pound	Buy	8/16/12	6,351,905	6,291,977	59,928
	Canadian Dollar	Buy	7/18/12	5,479,688	5,371,067	108,621
	Canadian Dollar	Sell	7/18/12	5,479,688	5,410,276	(69,412)
	Canadian Dollar	Buy	8/16/12	5,476,179	5,407,393	68,786
	Euro	Buy	7/18/12	5,778,321	5,679,482	98,839
	Euro	Sell	7/18/12	5,778,321	5,697,698	(80,623)
	Euro	Sell	8/16/12	5,779,849	5,680,897	(98,952)
	Japanese Yen	Buy	7/18/12	11,955,350	12,203,082	(247,732)
	Japanese Yen	Sell	7/18/12	11,955,350	12,033,330	77,980
	Japanese Yen	Buy	8/16/12	11,960,114	12,038,788	(78,674)
	Norwegian Krone	Buy	7/18/12	928,401	904,977	23,424
	Norwegian Krone	Sell	7/18/12	928,401	911,080	(17,321)
	Norwegian Krone	Buy	8/16/12	927,434	910,075	17,359
	Swedish Krona	Buy	7/18/12	348,635	341,591	7,044
	Swedish Krona	Sell	7/18/12	348,635	334,884	(13,751)
	Swedish Krona	Sell	8/16/12	348,264	341,270	(6,994)
	Swiss Franc	Buy	7/18/12	3,575,999	3,520,687	55,312
	Swiss Franc	Sell	7/18/12	3,575,999	3,520,915	(55,084)
	Swiss Franc	Sell	8/16/12	1,251,910	1,228,448	(23,462)
Deutsche Bank AG
	Australian Dollar	Buy	7/18/12	2,591,397	2,459,004	132,393
	Australian Dollar	Sell	7/18/12	2,591,397	2,539,430	(51,967)
	Australian Dollar	Buy	8/16/12	2,584,381	2,532,736	51,645
	British Pound	Buy	7/18/12	905,045	896,793	8,252
	British Pound	Sell	7/18/12	905,045	888,232	(16,813)
	British Pound	Sell	8/16/12	904,977	896,735	(8,242)
	Canadian Dollar	Buy	7/18/12	2,576,309	2,522,885	53,424
	Canadian Dollar	Sell	7/18/12	2,576,309	2,542,368	(33,941)
	Canadian Dollar	Buy	8/16/12	2,574,659	2,540,915	33,744
	Euro	Buy	7/18/12	2,567,876	2,532,067	35,809
	Euro	Sell	7/18/12	2,567,876	2,523,455	(44,421)
	Euro	Buy	8/16/12	2,568,555	2,524,110	44,445
	Swedish Krona	Buy	7/18/12	1,369,413	1,314,796	54,617
	Swedish Krona	Sell	7/18/12	1,369,413	1,340,400	(29,013)
	Swedish Krona	Buy	8/16/12	1,367,956	1,339,093	28,863
	Swiss Franc	Buy	7/18/12	3,254,444	3,213,763	40,681
	Swiss Franc	Sell	7/18/12	3,254,444	3,195,261	(59,183)
	Swiss Franc	Buy	8/16/12	3,256,760	3,197,842	58,918
Goldman Sachs International
	Australian Dollar	Buy	7/18/12	1,280,930	1,216,315	64,615
	Australian Dollar	Sell	7/18/12	1,280,930	1,257,185	(23,745)
	Australian Dollar	Buy	8/16/12	1,277,462	1,253,864	23,598
	British Pound	Buy	7/18/12	3,028,041	2,971,577	56,464
	British Pound	Sell	7/18/12	3,028,041	3,000,599	(27,442)
	British Pound	Buy	8/16/12	3,027,811	3,000,386	27,425
	Euro	Buy	7/18/12	4,586,206	4,505,947	80,259
	Euro	Sell	7/18/12	4,586,206	4,524,717	(61,489)
	Euro	Sell	8/16/12	4,587,419	4,507,142	(80,277)
	Japanese Yen	Buy	7/18/12	8,989,156	9,055,568	(66,412)
	Japanese Yen	Sell	7/18/12	8,989,156	9,176,303	187,147
	Japanese Yen	Sell	8/16/12	8,055,669	8,111,931	56,262
	Norwegian Krone	Buy	7/18/12	2,131,491	2,077,593	53,898
	Norwegian Krone	Sell	7/18/12	2,131,491	2,090,000	(41,491)
	Norwegian Krone	Buy	8/16/12	2,129,269	2,087,971	41,298
	Swedish Krona	Buy	7/18/12	822,044	789,734	32,310
	Swedish Krona	Sell	7/18/12	822,044	805,379	(16,665)
	Swedish Krona	Buy	8/16/12	821,169	804,616	16,553
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/12	5,230,932	4,972,848	258,084
	Australian Dollar	Sell	7/18/12	5,230,932	5,128,336	(102,596)
	Australian Dollar	Buy	8/16/12	5,216,770	5,115,285	101,485
	British Pound	Buy	7/18/12	1,880,095	1,863,176	16,919
	British Pound	Sell	7/18/12	1,880,095	1,845,673	(34,422)
	British Pound	Sell	8/16/12	1,879,952	1,863,116	(16,836)
	Euro	Buy	7/18/12	118,844	116,812	2,032
	Euro	Sell	7/18/12	118,844	117,267	(1,577)
	Euro	Sell	8/16/12	118,876	116,840	(2,036)
	Hong Kong Dollar	Sell	7/18/12	684,269	684,234	(35)
	Norwegian Krone	Buy	7/18/12	2,347,424	2,287,064	60,360
	Norwegian Krone	Sell	7/18/12	2,347,424	2,301,389	(46,035)
	Norwegian Krone	Buy	8/16/12	2,344,977	2,298,927	46,050
	Swiss Franc	Buy	7/18/12	3,491,473	3,444,912	46,561
	Swiss Franc	Sell	7/18/12	3,491,473	3,427,625	(63,848)
	Swiss Franc	Buy	8/16/12	3,493,958	3,430,962	62,996
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	7/18/12	2,070,767	1,967,140	103,627
	Australian Dollar	Sell	7/18/12	2,070,767	2,033,191	(37,576)
	Australian Dollar	Buy	8/16/12	2,065,161	2,027,923	37,238
	British Pound	Buy	7/18/12	8,667,072	8,503,824	163,248
	British Pound	Sell	7/18/12	8,667,072	8,593,109	(73,963)
	British Pound	Buy	8/16/12	7,075,854	7,011,808	64,046
	Canadian Dollar	Buy	7/18/12	6,503,220	6,422,089	81,131
	Canadian Dollar	Sell	7/18/12	6,503,220	6,369,958	(133,262)
	Canadian Dollar	Sell	8/16/12	6,499,055	6,418,603	(80,452)
	Euro	Buy	7/18/12	7,832,217	7,723,989	108,228
	Euro	Sell	7/18/12	7,832,217	7,693,913	(138,304)
	Euro	Buy	8/16/12	7,834,288	7,695,894	138,394
	Hong Kong Dollar	Sell	7/18/12	415,914	415,893	(21)
	Japanese Yen	Buy	7/18/12	6,447,725	6,583,812	(136,087)
	Japanese Yen	Sell	7/18/12	6,447,725	6,493,052	45,327
	Japanese Yen	Buy	8/16/12	6,450,294	6,496,081	(45,787)
	Norwegian Krone	Buy	7/18/12	1,619,397	1,586,986	32,411
	Norwegian Krone	Sell	7/18/12	1,619,397	1,578,772	(40,625)
	Norwegian Krone	Sell	8/16/12	1,617,710	1,585,446	(32,264)
	Singapore Dollar	Buy	7/18/12	411,208	407,325	3,883
	Swedish Krona	Buy	7/18/12	1,163,628	1,118,529	45,099
	Swedish Krona	Sell	7/18/12	1,163,628	1,139,280	(24,348)
	Swedish Krona	Buy	8/16/12	1,162,390	1,138,105	24,285
	Swiss Franc	Buy	7/18/12	2,893,155	2,856,504	36,651
	Swiss Franc	Sell	7/18/12	2,893,155	2,839,661	(53,494)
	Swiss Franc	Buy	8/16/12	2,895,214	2,842,101	53,113
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/18/12	4,321,005	4,236,256	84,749
	Australian Dollar	Sell	7/18/12	4,321,005	4,117,285	(203,720)
	Australian Dollar	Sell	8/16/12	4,309,306	4,226,109	(83,197)
	British Pound	Buy	7/18/12	7,159,081	7,091,001	68,080
	British Pound	Sell	7/18/12	7,159,081	7,025,997	(133,084)
	British Pound	Sell	8/16/12	7,158,538	7,090,681	(67,857)
	Canadian Dollar	Buy	7/18/12	829,509	813,090	16,419
	Canadian Dollar	Sell	7/18/12	829,509	819,955	(9,554)
	Canadian Dollar	Buy	8/16/12	828,978	819,391	9,587
	Euro	Buy	7/18/12	4,090,705	4,091,839	(1,134)
	Euro	Sell	7/18/12	4,090,705	4,034,921	(55,784)
	Euro	Sell	8/16/12	4,091,786	4,092,679	893
	Japanese Yen	Buy	7/18/12	3,278,056	3,302,348	(24,292)
	Japanese Yen	Sell	7/18/12	3,278,056	3,344,935	66,879
	Japanese Yen	Sell	8/16/12	3,279,362	3,303,389	24,027
	Swiss Franc	Buy	7/18/12	3,446,997	3,402,693	44,304
	Swiss Franc	Sell	7/18/12	3,446,997	3,382,213	(64,784)
	Swiss Franc	Buy	8/16/12	3,449,451	3,385,119	64,332
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/12	2,843,433	2,700,966	142,467
	Australian Dollar	Sell	7/18/12	2,843,433	2,785,553	(57,880)
	Australian Dollar	Buy	8/16/12	1,829,198	1,795,856	33,342
	Canadian Dollar	Buy	7/18/12	5,578,271	5,465,487	112,784
	Canadian Dollar	Sell	7/18/12	5,578,271	5,507,610	(70,661)
	Canadian Dollar	Buy	8/16/12	5,574,698	5,504,942	69,756
	Euro	Buy	7/18/12	811,914	798,568	13,346
	Euro	Sell	7/18/12	811,914	802,055	(9,859)
	Euro	Sell	8/16/12	576,529	566,199	(10,330)
	Israeli Shekel	Buy	7/18/12	459,189	460,557	(1,368)
	Norwegian Krone	Buy	7/18/12	1,376,481	1,349,620	26,861
	Norwegian Krone	Sell	7/18/12	1,376,481	1,341,723	(34,758)
	Norwegian Krone	Sell	8/16/12	1,375,046	1,348,465	(26,581)
	Swedish Krona	Buy	7/18/12	1,016,718	976,818	39,900
	Swedish Krona	Sell	7/18/12	1,016,718	995,995	(20,723)
	Swedish Krona	Buy	8/16/12	1,015,637	995,206	20,431
UBS AG
	British Pound	Buy	7/18/12	12,838,361	12,678,208	160,153
	British Pound	Sell	7/18/12	12,838,361	12,594,618	(243,743)
	British Pound	Sell	8/16/12	7,976,759	7,904,355	(72,404)
	Canadian Dollar	Buy	7/18/12	7,572,902	7,477,048	95,854
	Canadian Dollar	Sell	7/18/12	7,572,902	7,418,005	(154,897)
	Canadian Dollar	Sell	8/16/12	7,568,052	7,472,049	(96,003)
	Euro	Buy	7/18/12	8,116,735	8,005,409	111,326
	Euro	Sell	7/18/12	8,116,735	7,974,754	(141,981)
	Euro	Buy	8/16/12	8,118,881	7,976,691	142,190
	Norwegian Krone	Buy	7/18/12	943,724	919,460	24,264
	Norwegian Krone	Sell	7/18/12	943,724	925,296	(18,428)
	Norwegian Krone	Buy	8/16/12	942,741	924,517	18,224
	Swedish Krona	Buy	7/18/12	1,222,417	1,173,830	48,587
	Swedish Krona	Sell	7/18/12	1,222,417	1,197,494	(24,923)
	Swedish Krona	Buy	8/16/12	1,221,117	1,196,511	24,606
	Swiss Franc	Buy	7/18/12	1,555,291	1,534,917	20,374
	Swiss Franc	Sell	7/18/12	1,555,291	1,526,455	(28,836)
	Swiss Franc	Buy	8/16/12	1,556,398	1,527,513	28,885
Westpac Banking Corp.
	British Pound	Buy	7/18/12	2,054,088	2,015,044	39,044
	British Pound	Sell	7/18/12	2,054,088	2,035,472	(18,616)
	British Pound	Buy	8/16/12	2,053,932	2,035,288	18,644
	Canadian Dollar	Buy	7/18/12	1,560,926	1,541,453	19,473
	Canadian Dollar	Sell	7/18/12	1,560,926	1,529,344	(31,582)
	Canadian Dollar	Sell	8/16/12	1,559,926	1,540,556	(19,370)
	Euro	Buy	7/18/12	3,157,921	3,165,284	(7,363)
	Euro	Sell	7/18/12	3,157,921	3,103,631	(54,290)
	Euro	Buy	8/16/12	2,917,586	2,866,554	51,032
	Japanese Yen	Buy	7/18/12	7,799,137	7,853,964	(54,827)
	Japanese Yen	Sell	7/18/12	7,799,137	7,961,916	162,779
	Japanese Yen	Sell	8/16/12	7,802,245	7,857,237	54,992

Total						$574,164

Key to holding's currency abbreviations
MYR	Malaysian Ringgit
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $310,018,631.
(b)	The aggregate identified cost on a tax basis is $317,912,018, resulting in gross unrealized appreciation and depreciation of $20,478,036 and $28,663,581, respectively, or net unrealized depreciation of $8,185,545.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $960,000.
	The fund received cash collateral of $975,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,410 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $81,327,461 and $80,622,814, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $624,692 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	20.4%
	Japan	16.7
	Germany	7.9
	United States	7.5
	France	7.4
	China	5.5
	Australia	3.3
	Ireland	3.2
	Canada	2.9
	Belgium	2.9
	Spain	2.7
	Hong Kong	2.4
	Switzerland	2.4
	Brazil	2.2
	South Korea	2.2
	Russia	1.6
	Italy	1.4
	Sweden	1.3
	Singapore	1.3
	Taiwan	1.1
	Netherlands	0.9
	Thailand	0.9
	Mexico	0.6
	Other	1.3

	Total	100.0%
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $428,400,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $280,218 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,024,152 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $662,275.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$6,122,484	$43,282,818	$—
Consumer staples	1,942,056	42,798,582	—
Energy	2,921,186	22,118,564	—
Financials	3,259,480	40,646,136	—
Health care	10,161,473	20,595,732	—
Industrials	10,173,716	23,776,287	—
Information technology	11,901,786	22,572,713	—
Materials	5,699,652	15,996,820	—
Telecommunication services	—	5,649,029	—
Utilities	—	7,438,553	—
Total common stocks	52,181,833	244,875,234	—
Investment Companies	3,761,575	—	—
Preferred stocks	—	1,116,413	—
Warrants	—	—	—
Short-term investments	3,817,230	3,974,188	—

Totals by level	$59,760,638	$249,965,835	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$574,164	$—

Totals by level	$—	$574,164	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$6,174,849	$5,600,685
Equity contracts *	—	—

Total	$6,174,849	$5,600,685

* At the close of the reporting period, market value was less than$1.00.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012